Summary Of Significant Accounting Policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012 Country
Significant Accounting Policies [Line Items]
Number of countries manufacturing and research facilities located	15
Goodwill impairment qualitative factors	Greater than 50% probability
Tax benefit recognized	Greater than fifty percent
North America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	49.00%
Europe, Middle East And Africa [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	30.00%
Asia-Pacific [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	13.00%
Latin America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	8.00%
Coating Resins Segment [Member]
Significant Accounting Policies [Line Items]
Number of countries manufacturing and research facilities located	19